Supplemental Guarantor Information - Condensed Consolidating Statements of Cash Flows (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Operating activities:
Profit before income tax	$ 121,346,988	$ 6,439	$ 100,993,902	$ 57,096,844
Non-cash items	188,187,022		187,192,818	195,680,543
Working capital changes	(75,255,542)		(39,856,192)	(35,005,012)
Net cash flows provided by operating activities	234,278,468	12,431	248,330,528	217,772,375
Investing activities:
Purchase of property, plant and equipment	(132,884,335)	(7,051)	(143,888,033)	(119,185,137)
Acquisition of intangibles	(18,962,856)	(1,006)	(7,933,647)	(17,538,541)
Dividends received	1,773,336		2,622,237	2,385,559
Proceeds from sale of plant, property and equipment	344,924	18	178,532	133,349
Acquisition of business, net of cash acquired	(13,330,651)	(707)	(310,604)	(6,878,793)
Investments in associate companies	(56,985)	(3)
Partial sale of shares of associated company	36,478	2	548,484	340,040
Net cash flows used in investing activities	(163,080,089)	(8,653)	(148,783,031)	(140,743,523)
Financing activities:
Bank loans, net	8,273,440		(34,050,923)	(27,433,489)
Acquisition of non-controlling interests	(83,055)	(4)	(115,821)	(11,930)
Interest paid	(28,046,695)	(1,488)	(30,869,017)	(31,196,441)
Sale of shares of subsidiaries	36,478
Repurchase of shares	(435,713)	(23)	(511,421)	(1,233,371)
Dividends paid	(24,248,145)	(1,287)	(22,369,793)	(16,091,390)
Payment of liability related to right-of-use of assets	(26,765,075)	(1,420)
Derivative financial instruments				(71,474)
Redemption of hybrid bond	0	0	(13,440,120)
Net cash flows used in financing activities	(71,305,243)	(3,783)	(101,357,095)	(76,038,095)
Net (decrease) increase in cash and cash equivalents	(106,864)	(5)	(1,809,598)	990,757
Adjustment to cash flows due to exchange rate fluctuations, net	(1,807,442)	(96)	(800,913)	61,333
Cash and cash equivalents at beginning of the year	21,659,962	1,149	24,270,473	23,218,383
Cash and cash equivalents at end of the year	19,745,656	$ 1,048	21,659,962	24,270,473
Parent [member]
Operating activities:
Profit before income tax	80,829,717		70,478,437	43,527,320
Non-cash items	(46,879,977)		(23,099,316)	(17,017,287)
Working capital changes	(24,351,260)		(49,040,542)	(18,973,478)
Net cash flows provided by operating activities	9,598,480		(1,661,421)	7,536,555
Investing activities:
Purchase of property, plant and equipment	(147,714)		(17,709)	16,526
Dividends received	27,817,109		24,314,803	21,465,687
Acquisition of business, net of cash acquired	(7,335,058)
Investments in associate companies	(5,819,645)
Net cash flows used in investing activities	14,514,692		24,297,094	21,482,213
Financing activities:
Bank loans, net	14,815,606		24,784,341	13,548,138
Interest paid	(21,907,497)		(24,802,363)	(24,009,216)
Repurchase of shares	(435,713)		(514,007)	(1,240,028)
Dividends paid	(22,738,755)		(20,787,102)	(14,406,748)
Net cash flows used in financing activities	(30,266,359)		(21,319,131)	(26,107,854)
Net (decrease) increase in cash and cash equivalents	(6,153,187)		1,316,542	2,910,914
Cash and cash equivalents at beginning of the year	8,335,101		7,018,559	4,107,645
Cash and cash equivalents at end of the year	2,181,914		8,335,101	7,018,559
Wholly-owned guarantor subsidiary [member]
Operating activities:
Profit before income tax	2,197,117		(1,698,687)	(12,182,970)
Non-cash items	12,508,840		20,952,414	30,000,109
Working capital changes	(36,428,726)		(35,329,228)	(9,486)
Net cash flows provided by operating activities	(21,722,769)		(16,075,501)	17,807,653
Investing activities:
Purchase of property, plant and equipment	(1,821,745)		(4,031,228)	(5,571,410)
Acquisition of intangibles	(2,413,193)		(2,993,373)	(3,053,345)
Dividends received				970,000
Acquisition of business, net of cash acquired				(3,381,505)
Investments in associate companies	(3,359,058)		(5,092,881)	1,925,898
Net cash flows used in investing activities	(7,593,996)		(12,117,482)	(9,110,362)
Financing activities:
Interest paid	28,895,698		26,385,526	(7,092,098)
Net cash flows used in financing activities	28,895,698		26,385,526	(7,092,098)
Net (decrease) increase in cash and cash equivalents	(421,067)		(1,807,457)	1,605,193
Cash and cash equivalents at beginning of the year	1,745,895		3,553,352	1,948,159
Cash and cash equivalents at end of the year	1,324,828		1,745,895	3,553,352
Combined non-guarantor subsidiaries [member]
Operating activities:
Profit before income tax	102,308,386		78,176,117	35,230,373
Non-cash items	174,550,273		149,503,016	171,062,158
Working capital changes	(56,610,878)		(61,332,380)	(66,062,629)
Net cash flows provided by operating activities	220,247,781		166,346,753	140,229,902
Investing activities:
Purchase of property, plant and equipment	(130,914,876)		(139,839,096)	(113,630,253)
Acquisition of intangibles	(16,549,663)		(4,940,274)	(14,485,196)
Dividends received	1,773,336		2,622,237	2,385,559
Proceeds from sale of plant, property and equipment	344,924		178,532	133,349
Acquisition of business, net of cash acquired	(5,995,593)		(310,604)	(3,497,288)
Investments in associate companies	(56,985)
Partial sale of shares of associated company			548,484	340,040
Net cash flows used in investing activities	(151,362,379)		(141,740,721)	(128,753,789)
Financing activities:
Bank loans, net	(104,185)		19,592,788	16,382,838
Acquisition of non-controlling interests	(83,055)		(115,821)	(11,930)
Interest paid	(6,139,198)		(6,066,654)	(7,187,225)
Sale of shares of subsidiaries	36,478
Repurchase of shares			2,586	6,657
Dividends paid	(29,326,499)		(25,897,494)	(24,120,329)
Payment of liability related to right-of-use of assets	(26,765,075)
Derivative financial instruments				(71,474)
Redemption of hybrid bond			(13,440,120)
Net cash flows used in financing activities	(62,418,012)		(25,924,715)	(15,001,463)
Net (decrease) increase in cash and cash equivalents	6,467,390		(1,318,683)	(3,525,350)
Adjustment to cash flows due to exchange rate fluctuations, net	(1,807,442)		(800,913)	61,333
Cash and cash equivalents at beginning of the year	11,578,966		13,698,562	17,162,579
Cash and cash equivalents at end of the year	16,238,914		11,578,966	13,698,562
Eliminations [member]
Operating activities:
Profit before income tax	(63,988,232)		(45,961,965)	(9,477,879)
Non-cash items	48,007,886		39,836,704	11,635,563
Working capital changes	42,135,322		105,845,958	50,040,581
Net cash flows provided by operating activities	26,154,976		99,720,697	52,198,265
Investing activities:
Dividends received	(27,817,109)		(24,314,803)	(22,435,687)
Investments in associate companies	9,178,703		5,092,881	(1,925,898)
Net cash flows used in investing activities	(18,638,406)		(19,221,922)	(24,361,585)
Financing activities:
Bank loans, net	(6,437,981)		(78,428,052)	(57,364,465)
Interest paid	(28,895,698)		(26,385,526)	7,092,098
Dividends paid	27,817,109		24,314,803	22,435,687
Net cash flows used in financing activities	$ (7,516,570)		$ (80,498,775)	$ (27,836,680)